File No. 333-172088

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549-1004

POST-EFFECTIVE

AMENDMENT NO. 12

TO

FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

THE FIRST TRUST(R) COMBINED SERIES 355

(Exact Name of Trust)

First Trust Portfolios L.P.

(Exact Name of Depositor)

120 East Liberty Drive

Suite 400

Wheaton, Illinois 60187

(Complete address of Depositor's principal executive offices)

First Trust Portfolios L.P.	CHAPMAN AND CUTLER LLP
Attn: James A. Bowen	Attn: Eric F. Fess
120 East Liberty Drive	320 South Canal Street
Suite 400	27th Floor
Wheaton, Illinois 60187	Chicago, Illinois 60606

(Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :       immediately upon filing pursuant to paragraph (b)

: x :       June 30, 2023

:    :       60 days after filing pursuant to paragraph (a)

:    :       on (date) pursuant to paragraph (a) of rule (485 or 486)

CONTENTS OF POST-EFFECTIVE AMENDMENT

OF REGISTRATION STATEMENT

This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

The facing sheet

The purpose of the Amendment

The signatures

THE PURPOSE OF THE AMENDMENT

The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of THE FIRST TRUST(R) COMBINED SERIES 355 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed substantially concurrently with this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, THE FIRST TRUST(R) COMBINED SERIES 355, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Wheaton and State of Illinois on June 30, 2023.

THE FIRST TRUST(R) COMBINED SERIES 355

(Registrant)

By:	First Trust Portfolios, L.P.

(Depositor)

By: /s/ Elizabeth H. Bull

Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE*		DATE

James A. Bowen	Director	)
	of The Charger	)
	Corporation, the	)	June 30, 2023
	General Partner of	)
	First Trust	)
	Portfolios L.P.	)
)
)
)
		)	/s/ Elizabeth H. Bull
		)	Attorney-in-Fact**
)
)
)

*	The title of the person named herein represents his capacity in and relationship to First Trust Portfolios L.P., Depositor.

**	Executed copies of the related powers of attorney were filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 10589 (File No. 333-269195) and the same is hereby incorporated herein by this reference.